Segment Information - Summary of Assets by Geographical Area (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Trade accounts receivable	$ 149.4	$ 318.0
Property, plant and equipment	968.9	1,964.7	$ 2,104.9	$ 2,154.2
Intangible assets	894.1	1,898.8	$ 1,882.4	$ 1,664.6
Operating Segments [member]
Disclosure of operating segments [line items]
Trade accounts receivable	294.2	318.0
Property, plant and equipment	2,058.6	1,964.7
Intangible assets	2,051.7	1,898.8
Total	4,404.5	4,181.5
Operating Segments [member] | North America [member]
Disclosure of operating segments [line items]
Trade accounts receivable	101.5	83.9
Property, plant and equipment	371.5	351.1
Intangible assets	79.5	53.6
Total	552.5	488.6
Operating Segments [member] | Europe [member]
Disclosure of operating segments [line items]
Trade accounts receivable	89.8	106.4
Property, plant and equipment	556.9	501.6
Intangible assets	10.4	5.7
Total	657.1	613.7
Operating Segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Trade accounts receivable	5.9	8.8
Property, plant and equipment	48.3	57.1
Total	54.2	65.9
Operating Segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Trade accounts receivable	97.0	118.9
Property, plant and equipment	1,081.9	1,054.9
Intangible assets	1,961.8	1,839.5
Total	$ 3,140.7	$ 3,013.3